UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];   Amendment Number:
This Amendment (Check only one.)[  ]  is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Alerus Financial, N.A.
Address:          PO Box 6001
                  401 Demers Ave
                  Grand Forks, ND  58206-6001

13F File Number:  28-03439

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Carpenter
Title:     Director Trust & Investments
Phone:     701-795-3211
Signature, Place, and Date of Signing:
      Douglas C. Carpenter    Grand Forks, North Dakota    February 5, 2013


Report Type  (Check only one.):

[  ]  13F Holdings Report.

[  ]  13F Notice.

[X ]  13F Combination Report.


List of Other Managers Reporting for this Manager:
        28-06758  Arbor Capital Management LLC
        28-10174  Leuthold Weeden Capital Management LLC
        28-14784  Alerus Investment Advisors Corp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers 0

Form 13F Information Table Entry  17

Form 13F Information Table Value  $171,561


List of Other Included Managers:

No.            13F File Number  Name



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                                                                      FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALLDSCRETN-MANAGERS-   SOLE   SHARED     NONE

  ISHARES TRUST                  DJ SEL DIV INX   464287168    13011   227307 SH      SOLE              227,307
  ISHARES TRUST                  BARCLYS TIPS BD  464287176     5222    43012 SH      SOLE               43,012
  ISHARES TRUST                  S & P 500 INDEX  464287200    25650   179197 SH      SOLE              179,197
  ISHARES TRUST                  BARCLY USAGG B   464287226    10392    93552 SH      SOLE               93,552
  ISHARES TRUST                  MSCI EMERG MKT   464287234     6316   142418 SH      SOLE              142,418
  ISHARES TRUST                  IBOXX INV CPBD   464287242    11724    96902 SH      SOLE               96,902
  ISHARES TRUST                  MSCI EAFE INDEX  464287465    12955   227844 SH      SOLE              227,844
  ISHARES TRUST                  S & P MIDCAP 400 464287507     5872    57743 SH      SOLE               57,743
  ISHARES TRUST                  RUSSELL 2000     464287655    13093   155282 SH      SOLE              155,282
  ISHARES TRUST                  DEV SM CP EX-N   464288497     2213    61034 SH      SOLE               61,034
  ISHARES TRUST                  HIGH YLD CORP    464288513     4738    50755 SH      SOLE               50,755
  SPDR INDEX SHS FDS             S & P INTL SMCP  78463X871     2182    76688 SH      SOLE               76,688
  VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    14098   400184 SH      SOLE              400,184
  VANGUARD INDEX FUNDS           S & P 500 ETF SHS922908413    19552   299916 SH      SOLE              299,916
  VANGUARD INDEX FUNDS           REIT ETF         922908553     5282    80268 SH      SOLE               80,268
  VANGUARD INDEX FUNDS           MCAP ETF         922908629     6688    81120 SH      SOLE               81,120
  VANGUARD INDEX FUNDS           SMALL CP ETF     922908751    12573   155416 SH      SOLE              155,416
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